UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 1.5%
Delphi Automotive PLC	24,090	$1,687,745

Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings Inc.	14,700	2,219,700	*
Marriott International Inc., Class A Shares	24,150	2,043,090

Total Hotels, Restaurants & Leisure		4,262,790

Household Durables - 1.5%
Whirlpool Corp.	9,450	1,652,711

Internet & Direct Marketing Retail - 1.7%
TripAdvisor Inc.	34,660	1,833,514	*

Specialty Retail - 9.5%
Advance Auto Parts Inc.	14,700	2,414,328
CarMax Inc.	36,620	2,442,920	*
Ross Stores Inc.	42,650	2,819,591
Signet Jewelers Ltd.	12,300	955,341
Tractor Supply Co.	26,250	1,933,838

Total Specialty Retail		10,566,018

TOTAL CONSUMER DISCRETIONARY		20,002,778

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 2.2%
Casey’s General Stores Inc.	21,010	2,414,049

Food Products - 1.1%
Blue Buffalo Pet Products Inc.	49,700	1,205,225	*

TOTAL CONSUMER STAPLES		3,619,274

ENERGY - 2.8%
Energy Equipment & Services - 1.6%
Core Laboratories NV	15,750	1,840,072

Oil, Gas & Consumable Fuels - 1.2%
Parsley Energy Inc., Class A Shares	37,330	1,314,763	*

TOTAL ENERGY		3,154,835

FINANCIALS - 7.5%
Banks - 4.3%
First Republic Bank	19,960	1,882,827
Signature Bank	17,850	2,811,732	*

Total Banks		4,694,559

Capital Markets - 3.2%
Affiliated Managers Group Inc.	15,750	2,399,670	*
Lazard Ltd., Class A Shares	27,300	1,159,704

Total Capital Markets		3,559,374

TOTAL FINANCIALS		8,253,933

HEALTH CARE - 15.5%
Biotechnology - 3.5%
Alexion Pharmaceuticals Inc.	11,550	1,509,354	*
BioMarin Pharmaceutical Inc.	26,580	2,329,205	*

Total Biotechnology		3,838,559

Health Care Equipment & Supplies - 1.7%
DENTSPLY SIRONA Inc.	32,760	1,857,492

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	23,100	2,016,168
Mednax Inc.	32,560	2,225,476	*
Universal Health Services Inc., Class B Shares	12,720	1,432,654

Total Health Care Providers & Services		5,674,298

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 5.2%
Mettler-Toledo International Inc.	7,360	$3,139,997	*
PAREXEL International Corp.	37,800	2,679,642	*

Total Life Sciences Tools & Services		5,819,639

TOTAL HEALTH CARE		17,189,988

INDUSTRIALS - 17.0%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide Inc.	22,060	1,677,884

Airlines - 1.7%
Alaska Air Group Inc.	19,960	1,872,647

Building Products - 2.0%
AO Smith Corp.	45,160	2,201,550

Electrical Equipment - 3.6%
Acuity Brands Inc.	7,920	1,641,262
Rockwell Automation Inc.	15,850	2,345,641

Total Electrical Equipment		3,986,903

Machinery - 5.7%
IDEX Corp.	27,300	2,461,368
Snap-on Inc.	10,500	1,906,065
WABCO Holdings Inc.	17,850	1,946,185	*

Total Machinery		6,313,618

Trading Companies & Distributors - 2.5%
United Rentals Inc.	22,260	2,816,113	*

TOTAL INDUSTRIALS		18,868,715

INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.1%
Palo Alto Networks Inc.	8,400	1,239,504	*

Electronic Equipment, Instruments & Components - 2.4%
IPG Photonics Corp.	23,210	2,668,918	*

Internet Software & Services - 3.9%
GrubHub Inc.	42,000	1,745,100	*
MercadoLibre Inc.	13,900	2,576,921

Total Internet Software & Services		4,322,021

IT Services - 2.0%
Alliance Data Systems Corp.	9,450	2,158,191

Software - 14.6%
Aspen Technology Inc.	51,460	2,733,040	*
Atlassian Corp. PLC, Class A Shares	54,600	1,508,598	*
Check Point Software Technologies Ltd.	21,010	2,075,158	*
Citrix Systems Inc.	21,010	1,915,902	*
Fortinet Inc.	78,760	2,619,558	*
Mobileye NV	31,400	1,348,944	*
Splunk Inc.	27,300	1,579,578	*
Workday Inc., Class A Shares	28,350	2,355,601	*

Total Software		16,136,379

TOTAL INFORMATION TECHNOLOGY		26,525,013

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
MATERIALS - 4.7%
Construction Materials - 2.4%
Martin Marietta Materials Inc.		11,550	$2,651,880

Containers & Packaging - 2.3%
Berry Plastics Group Inc.		50,410	2,572,422	*

TOTAL MATERIALS			5,224,302

REAL ESTATE - 1.7%
Real Estate Management & Development - 1.7%
Jones Lang LaSalle Inc.		17,850	1,839,086

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
SBA Communications Corp.		25,200	2,652,552	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $85,276,718)			107,330,476

	RATE
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $2,548,137)	0.424%	2,548,137	2,548,137

TOTAL INVESTMENTS - 99.3% (Cost - $87,824,855#)			109,878,613
Other Assets in Excess of Liabilities - 0.7%			740,333

TOTAL NET ASSETS - 100.0%			$110,618,946

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$107,330,476	—	—	$107,330,476
Short-Term Investments†	2,548,137	—	—	2,548,137

Total Investments	$109,878,613	—	—	$109,878,613

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,831,161
Gross unrealized depreciation	(1,777,403)

Net unrealized appreciation	$22,053,758

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2017